Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total to PEO(1) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted Income Before Income Taxes(5) ($)
					Total Share- holder Return(4) ($)	S&P Healthcare Index Total Shareholder Return(4) ($)
2022	1,159,207	1,048,455	696,866	600,179	75.58	140.30	22,445,000	45,505,000
2021	2,249,445	2,132,097	1,288,949	1,157,347	83.43	143.09	138,590,000	163,404,000
2020	1,278,366	786,671	760,448	370,710	79.20	113.45	41,871,000	76,270,000

(1)	The principal executive officer (“PEO”) for each of the covered fiscal years is Stephen F. Flatt, who began serving as our Chief Executive Officer (“CEO”) in January 2017.
(2)	The non-PEO Named Executive Officers (“NEO's”) represent the following individuals for each of the years shown:
2022 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President, Controller, and Principal Accounting Officer; Josh A. McCreary, Senior Vice President, General Counsel, and Secretary; R. Michael Ussery, President and Chief Operating Officer.
2021 and 2020 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President, Controller, and Principal Accounting Officer; Jeffrey R. Smith, Senior Vice President and Treasurer; R. Michael Ussery, President and Chief Operating Officer.
(3)
To calculate Compensation Actually Paid (“CAP”) to the Chief Executive Officer and the average CAP to the other NEO’s, the following adjustments were made to Summary Compensation Table (“SCT”) total compensation for each year shown. The fair value of stock awards includes the value of both restricted stock awards and stock option awards (in $’s):

		Additions					Deductions
Year	Summary Compensation Table ($)	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)	Fair Value of Awards Forfeited in Fiscal Year ($)	Dividends Paid in Fiscal Year on Unvested Awards ($)	Stock Awards Reported in SCT ($)	Option Awards Reported in SCT ($)	Compensation Actually Paid ($)
Principal Executive Officer
2022	1,159,207	179,539	(55,113)	(11,060)	—	11,987	(81,018)	(155,087)	1,048,455
2021	2,249,445	326,112	(18,021)	—	—	12,699	(319,008)	(119,130)	2,132,097
2020	1,278,366	109,577	(376,385)	—	—	12,052	(117,808)	(119,130)	786,671

Average for Other NEO’s
2022	696,866	125,341	(29,711)	(25,350)	—	6,445	(46,995)	(126,418)	600,179
2021	1,288,949	181,502	(55,529)	—	—	11,411	(177,548)	(91,438)	1,157,347
2020	760,448	60,964	(303,801)	—	—	9,532	(65,575)	(90,859)	370,710
(4)
The comparison of total shareholder returns (“TSR”) assumes that $100 was invested on December 31, 2019, in NHC and the S&P Healthcare Index, and that dividends were reinvested when and as paid. The selected peer group is the S&P Healthcare Index.

(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our Company's performance is adjusted income before income taxes, a non-GAAP measure. This measure takes income before income taxes and adds or subtracts the unrealized gain or losses on marketable equity securities, plus adds or subtracts the net income or loss attributable to noncontrolling interest.

Company Selected Measure Name	Adjusted Income Before Income Taxes
Named Executive Officers, Footnote [Text Block]
(2)	The non-PEO Named Executive Officers (“NEO's”) represent the following individuals for each of the years shown:
2022 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President, Controller, and Principal Accounting Officer; Josh A. McCreary, Senior Vice President, General Counsel, and Secretary; R. Michael Ussery, President and Chief Operating Officer.
2021 and 2020 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President, Controller, and Principal Accounting Officer; Jeffrey R. Smith, Senior Vice President and Treasurer; R. Michael Ussery, President and Chief Operating Officer.

Peer Group Issuers, Footnote [Text Block]
(4)
The comparison of total shareholder returns (“TSR”) assumes that $100 was invested on December 31, 2019, in NHC and the S&P Healthcare Index, and that dividends were reinvested when and as paid. The selected peer group is the S&P Healthcare Index.

PEO Total Compensation Amount	$ 1,159,207	$ 2,249,445	$ 1,278,366
PEO Actually Paid Compensation Amount	$ 1,048,455	2,132,097	786,671
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
To calculate Compensation Actually Paid (“CAP”) to the Chief Executive Officer and the average CAP to the other NEO’s, the following adjustments were made to Summary Compensation Table (“SCT”) total compensation for each year shown. The fair value of stock awards includes the value of both restricted stock awards and stock option awards (in $’s):

		Additions					Deductions
Year	Summary Compensation Table ($)	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)	Fair Value of Awards Forfeited in Fiscal Year ($)	Dividends Paid in Fiscal Year on Unvested Awards ($)	Stock Awards Reported in SCT ($)	Option Awards Reported in SCT ($)	Compensation Actually Paid ($)
Principal Executive Officer
2022	1,159,207	179,539	(55,113)	(11,060)	—	11,987	(81,018)	(155,087)	1,048,455
2021	2,249,445	326,112	(18,021)	—	—	12,699	(319,008)	(119,130)	2,132,097
2020	1,278,366	109,577	(376,385)	—	—	12,052	(117,808)	(119,130)	786,671

Average for Other NEO’s
2022	696,866	125,341	(29,711)	(25,350)	—	6,445	(46,995)	(126,418)	600,179
2021	1,288,949	181,502	(55,529)	—	—	11,411	(177,548)	(91,438)	1,157,347
2020	760,448	60,964	(303,801)	—	—	9,532	(65,575)	(90,859)	370,710

Non-PEO NEO Average Total Compensation Amount	$ 696,866	1,288,949	760,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 600,179	1,157,347	370,710
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
To calculate Compensation Actually Paid (“CAP”) to the Chief Executive Officer and the average CAP to the other NEO’s, the following adjustments were made to Summary Compensation Table (“SCT”) total compensation for each year shown. The fair value of stock awards includes the value of both restricted stock awards and stock option awards (in $’s):

		Additions					Deductions
Year	Summary Compensation Table ($)	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)	Fair Value of Awards Forfeited in Fiscal Year ($)	Dividends Paid in Fiscal Year on Unvested Awards ($)	Stock Awards Reported in SCT ($)	Option Awards Reported in SCT ($)	Compensation Actually Paid ($)
Principal Executive Officer
2022	1,159,207	179,539	(55,113)	(11,060)	—	11,987	(81,018)	(155,087)	1,048,455
2021	2,249,445	326,112	(18,021)	—	—	12,699	(319,008)	(119,130)	2,132,097
2020	1,278,366	109,577	(376,385)	—	—	12,052	(117,808)	(119,130)	786,671

Average for Other NEO’s
2022	696,866	125,341	(29,711)	(25,350)	—	6,445	(46,995)	(126,418)	600,179
2021	1,288,949	181,502	(55,529)	—	—	11,411	(177,548)	(91,438)	1,157,347
2020	760,448	60,964	(303,801)	—	—	9,532	(65,575)	(90,859)	370,710

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
The graphs below depict the relationship between each of the financial performance measures in the pay versus performance table above and CAP to our CEO and, on average, to our other NEO’s, for each of the three years ended December 31, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The graphs below depict the relationship between each of the financial performance measures in the pay versus performance table above and CAP to our CEO and, on average, to our other NEO’s, for each of the three years ended December 31, 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Performance Measures
The financial performance measures which we believe are most important to link compensation actually paid to each of our Named Executive Officers for the fiscal year ended December 31, 2022, to our performance are:
Net Income
Adjusted Income Before Income Taxes
Adjusted Income Before Income Taxes is calculated by beginning with the income before income taxes line item in the consolidated statements of operations and adding: (i) the unrealized gains or losses on marketable equity securities and (ii) net income or loss attributable to noncontrolling interest.

Total Shareholder Return Amount	$ 75.58	83.43	79.2
Peer Group Total Shareholder Return Amount	140.3	143.09	113.45
Net Income (Loss)	$ 22,445,000	$ 138,590,000	$ 41,871,000
Company Selected Measure Amount	45,505,000	163,404,000	76,270,000
PEO Name	Stephen F. Flatt	Stephen F. Flatt	Stephen F. Flatt
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Income Before Income Taxes
Non-GAAP Measure Description [Text Block]
(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our Company's performance is adjusted income before income taxes, a non-GAAP measure. This measure takes income before income taxes and adds or subtracts the unrealized gain or losses on marketable equity securities, plus adds or subtracts the net income or loss attributable to noncontrolling interest.

PEO [Member] | Additions Fair Value of Stock Awards Granted During the Year Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 179,539	$ 326,112	$ 109,577
PEO [Member] | Additions Change in Value of Stock Awards Granted in Any Prior Year Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,113)	(18,021)	(376,385)
PEO [Member] | Additions Change in Value of Stock Awards Granted in Any Prior Year Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,060)	0	0
PEO [Member] | Additions Fair Value of Awards Forfeited in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Additions Dividends Paid in Fiscal Year on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,987	12,699	12,052
PEO [Member] | Deductions Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(81,018)	(319,008)	(117,808)
PEO [Member] | Deductions Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(155,087)	(119,130)	(119,130)
Non-PEO NEO [Member] | Additions Fair Value of Stock Awards Granted During the Year Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	125,341	181,502	60,964
Non-PEO NEO [Member] | Additions Change in Value of Stock Awards Granted in Any Prior Year Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,711)	(55,529)	(303,801)
Non-PEO NEO [Member] | Additions Change in Value of Stock Awards Granted in Any Prior Year Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,350)	0	0
Non-PEO NEO [Member] | Additions Fair Value of Awards Forfeited in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Additions Dividends Paid in Fiscal Year on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,445	11,411	9,532
Non-PEO NEO [Member] | Deductions Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(46,995)	(177,548)	(65,575)
Non-PEO NEO [Member] | Deductions Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (126,418)	$ (91,438)	$ (90,859)